Share-Based Compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2023	Feb. 28, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of options granted	2,500	3,689,750	101,250
Strike price per share	$ 3.28	$ 2.28	$ 3.28	$ 15.00
Shares available for future issuance				8,711,500	12,398,750
Stock-based compensation expense					$ 168
Weighted-average grant date fair value				$ 1.80	$ 2.64